Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
While the Company does not have formal policy or obligation that requires it to grant or award equity-based compensation on specific date, the Compensation Committee and the Board have a historical practice of not granting stock options to executive officers during closed quarterly trading windows as determined under the Company’s insider trading policy. Consequently, the Company has not granted, and does not expect to grant, any stock options to any named executive officers within four business days preceding the filing with the Securities and Exchange Commission of any report on Forms
10-K,
10-Q
or
8-K
that discloses material
non-public
information. The Compensation Committee and the Board do not take material non-public
information into account when determining the timing of equity awards and do not time the disclosure of material non-public
information in order to impact the value of executive compensation.
The Company did not grant any stock options to its executive officers, including the named executive officers, during the year ended December 31, 2025.

Award Timing Method	The Compensation Committee and the Board do not take material non-public
information into account when determining the timing of equity awards and do not time the disclosure of material non-public
information in order to impact the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board do not take material non-public
information into account when determining the timing of equity awards and do not time the disclosure of material non-public
information in order to impact the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false